Federated Hermes Total Return Bond ETF
Portfolio of Investments
March 31, 2026 (unaudited)
Principal Amount, Shares or Contracts			Value
		U.S. TREASURIES—31.4%
		U.S. Treasury Bonds—6.0%
$ 5,000,000		United States Treasury Bond, 4.625%, 11/15/2045	$ 4,819,531
300,000		United States Treasury Bond, 4.625%, 2/15/2055	285,984
7,750,000		United States Treasury Bond, 4.625%, 11/15/2055	7,400,040
12,600,000		United States Treasury Bond, 4.750%, 5/15/2055	12,263,343
3,500,000		United States Treasury Bond, 4.750%, 2/15/2056	3,411,953
		TOTAL	28,180,851
		U.S. Treasury Notes—25.4%
300		United States Treasury Note, 0.750%, 8/31/2026	296
400		United States Treasury Note, 0.875%, 9/30/2026	394
95,500		United States Treasury Note, 1.250%, 12/31/2026	93,741
1,250,000		United States Treasury Note, 3.375%, 9/15/2027	1,242,080
2,675,000		United States Treasury Note, 3.500%, 1/31/2028	2,659,953
6,750,000		United States Treasury Note, 3.500%, 10/15/2028	6,698,182
10,000,000		United States Treasury Note, 3.500%, 1/15/2029	9,915,819
5,000,000		United States Treasury Note, 3.500%, 2/15/2029	4,956,893
1,048,000		United States Treasury Note, 3.500%, 9/30/2029	1,035,594
200,000		United States Treasury Note, 3.750%, 4/15/2028	199,734
13,990,000	[1]	United States Treasury Note, 3.750%, 5/15/2028	13,970,327
200,000		United States Treasury Note, 3.750%, 1/31/2031	198,313
8,500,000		United States Treasury Note, 3.750%, 10/31/2032	8,322,614
1,525,000		United States Treasury Note, 3.750%, 2/28/2033	1,490,337
2,800,000		United States Treasury Note, 3.875%, 6/30/2030	2,795,844
6,000,000		United States Treasury Note, 3.875%, 12/31/2032	5,913,144
666,000		United States Treasury Note, 4.000%, 2/29/2028	668,211
1,770,000		United States Treasury Note, 4.000%, 2/28/2030	1,776,628
4,850,000		United States Treasury Note, 4.000%, 3/31/2030	4,867,809
5,000,000		United States Treasury Note, 4.000%, 5/31/2030	5,017,578
5,900,000		United States Treasury Note, 4.000%, 4/30/2032	5,878,703
425,000		United States Treasury Note, 4.000%, 6/30/2032	423,133
2,800,000		United States Treasury Note, 4.000%, 1/31/2033	2,779,029
10,750,000		United States Treasury Note, 4.000%, 11/15/2035	10,486,290
1,252,000		United States Treasury Note, 4.125%, 2/15/2027	1,255,814
200,000		United States Treasury Note, 4.125%, 2/28/2027	200,667
1,400,000		United States Treasury Note, 4.125%, 11/15/2027	1,405,906
1,450,000		United States Treasury Note, 4.125%, 10/31/2029	1,462,001
2,800,000		United States Treasury Note, 4.125%, 3/31/2032	2,809,804
3,280,000		United States Treasury Note, 4.125%, 2/15/2036	3,228,750
1,000,000		United States Treasury Note, 4.250%, 1/15/2028	1,007,070
350,000		United States Treasury Note, 4.250%, 2/15/2028	352,693
752,000		United States Treasury Note, 4.250%, 6/30/2029	761,366
683,000		United States Treasury Note, 4.250%, 1/31/2030	691,583
400		United States Treasury Note, 4.250%, 6/30/2031	405
8,150,000		United States Treasury Note, 4.250%, 11/15/2034	8,147,453
2,925,000		United States Treasury Note, 4.375%, 12/31/2029	2,974,562
1,950,000		United States Treasury Note, 4.500%, 4/15/2027	1,964,894

Principal Amount, Shares or Contracts		Value
	U.S. TREASURIES—continued
	U.S. Treasury Notes—continued
$ 550,000	United States Treasury Note, 4.625%, 6/15/2027	$ 555,156
150,000	United States Treasury Note, 4.625%, 4/30/2029	153,390
300,000	United States Treasury Note, 4.625%, 2/15/2035	307,781
	TOTAL	118,669,941
	TOTAL U.S. TREASURIES (IDENTIFIED COST $147,134,435)	146,850,792
	CORPORATE BONDS—25.4%
	Basic Industry - Chemicals—0.0%
14,000	DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	13,793
	Basic Industry - Metals & Mining—0.3%
480,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.625%, 4/1/2030	494,964
491,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	498,204
173,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	113,501
225,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.634%, 4/4/2034	230,281
150,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	163,042
	TOTAL	1,499,992
	Basic Industry - Paper—0.0%
200,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.200%, 1/15/2030	203,671
	Capital Goods - Aerospace & Defense—1.4%
225,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	222,354
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	131,964
400,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 5.300%, 3/26/2034	409,683
35,000	Boeing Co., Sr. Unsecd. Note, 2.800%, 3/1/2027	34,456
933,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	878,023
100,000	Boeing Co., Sr. Unsecd. Note, 3.900%, 5/1/2049	73,069
110,000	General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	109,466
390,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	396,786
1,000,000	Honeywell Aerospace, Inc., Sr. Unsecd. Note, 144A, 5.622%, 3/16/2046	985,470
265,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	260,807
100,000	L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.500%, 8/15/2054	95,716
416,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	409,275
1,000,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.150%, 8/15/2028	1,000,731
410,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	411,102
377,000	Northrop Grumman Corp., Sr. Deb., 7.750%, 2/15/2031	427,849
451,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	459,953
175,000	Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	157,581
	TOTAL	6,464,285
	Capital Goods - Building Materials—0.1%
339,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	334,172
235,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	247,936
	TOTAL	582,108
	Capital Goods - Construction Machinery—0.3%
487,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	491,750
324,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	324,266
110,000	John Deere Capital Corp., Sr. Unsecd. Note, 4.200%, 7/15/2027	110,346
341,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	334,411
	TOTAL	1,260,773
	Capital Goods - Diversified Manufacturing—0.4%
1,000,000	Eaton Corp., Sr. Unsecd. Note, 4.200%, 3/6/2031	985,532
200,000	GE Vernova, Inc., Sr. Unsecd. Note, 4.875%, 2/4/2036	198,222

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 18,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2032	$ 18,041
490,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	492,836
268,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	235,611
117,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	120,341
	TOTAL	2,050,583
	Capital Goods - Environmental—0.1%
355,000	Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	306,404
350,000	Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	357,108
	TOTAL	663,512
	Communications - Cable & Satellite—0.4%
648,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	658,033
530,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	347,492
863,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	853,721
22,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	22,032
	TOTAL	1,881,278
	Communications - Media & Entertainment—0.5%
200,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	198,344
500,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.400%, 8/15/2054	452,878
407,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	365,794
412,000	Meta Platforms, Inc., Unsecd. Note, 5.600%, 5/15/2053	384,402
401,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	406,258
142,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	127,153
90,000	Omnicom Group, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2033	89,999
294,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	212,807
25,000	Walt Disney Co., Sr. Unsecd. Note, 4.750%, 9/15/2044	22,209
	TOTAL	2,259,844
	Communications - Telecom Wireless—0.7%
400,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	372,625
378,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	342,978
275,000	American Tower Corp., Sr. Unsecd. Note, 4.050%, 3/15/2032	263,455
457,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	292,533
525,000	Orange S.A., Sr. Unsecd. Note, 144A, 5.000%, 1/13/2036	515,670
250,000	T-Mobile USA, Inc., 4.375%, 4/15/2040	219,753
961,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	935,890
460,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	353,290
	TOTAL	3,296,194
	Communications - Telecom Wirelines—0.6%
1,409,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	1,288,438
111,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	105,213
150,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 2/15/2050	132,298
200,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	202,063
203,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	194,919
744,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	708,612
233,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	178,902
	TOTAL	2,810,445
	Consumer Cyclical - Automotive—0.5%
125,000	American Honda Finance Corp., Sr. Unsecd. Note, 4.700%, 1/12/2028	125,224
130,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.125%, 7/7/2028	131,384
447,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	422,346
450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.753%, 4/6/2033	441,607

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$ 381,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	$ 393,124
500,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.150%, 3/27/2030	505,337
305,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	309,576
	TOTAL	2,328,598
	Consumer Cyclical - Retailers—0.4%
350,500	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	321,887
324,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	319,049
246,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.600%, 4/20/2030	222,602
100,000	Home Depot, Inc., Sr. Unsecd. Note, 2.500%, 4/15/2027	98,427
516,000	Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	485,434
127,500	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	122,668
84,500	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	85,795
25,000	WalMart, Inc., Sr. Unsecd. Note, 3.700%, 6/26/2028	24,869
	TOTAL	1,680,731
	Consumer Cyclical - Services—0.2%
505,000	Amazon.com, Inc., Sr. Unsecd. Note, 1.500%, 6/3/2030	451,091
270,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	266,733
157,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	156,345
300,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.800%, 9/15/2035	291,106
	TOTAL	1,165,275
	Consumer Non-Cyclical - Food/Beverage—0.9%
650,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	544,986
200,000	Bacardi-Martini B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	202,481
510,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	478,274
363,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	364,575
220,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	218,744
350,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	328,175
13,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	10,164
465,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	469,427
55,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	53,629
396,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	376,503
200,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	182,825
170,000	Sysco Corp., Sr. Unsecd. Note, 3.150%, 12/14/2051	104,747
225,000	The Campbell’s Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	227,152
365,000	The Coca-Cola Co., Sr. Unsecd. Note, 2.125%, 9/6/2029	342,716
193,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	199,796
	TOTAL	4,104,194
	Consumer Non-Cyclical - Health Care—0.9%
275,000	180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	269,584
290,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	268,229
275,000	Augusta SpinCo Corp., Sr. Unsecd. Note, 4.656%, 3/23/2031	273,740
418,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 1/30/2031	427,164
207,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	209,365
150,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	89,642
245,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	247,226
276,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	288,017
305,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	302,017
134,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	127,252
474,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	481,131
114,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	109,652

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 82,000	HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	$ 79,147
1,100,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.902%, 2/12/2036	1,092,189
	TOTAL	4,264,355
	Consumer Non-Cyclical - Pharmaceuticals—1.1%
266,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	265,587
205,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	188,174
112,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	111,192
902,500	AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	876,269
190,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	176,446
776,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	796,353
205,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	203,012
126,500	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	115,549
127,000	Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	122,289
206,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	183,489
225,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	180,690
395,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.600%, 9/1/2035	385,994
64,000	Johnson & Johnson, Sr. Unsecd. Note, 3.500%, 1/15/2048	48,326
137,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	137,813
577,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	574,802
382,000	Pfizer, Inc., Sr. Unsecd. Note, 2.625%, 4/1/2030	357,680
415,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	251,190
225,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	144,859
	TOTAL	5,119,714
	Consumer Non-Cyclical - Products—0.1%
245,000	Kenvue, Inc., Sr. Unsecd. Note, 4.900%, 3/22/2033	246,972
131,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	132,999
	TOTAL	379,971
	Consumer Non-Cyclical - Supermarkets—0.1%
360,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	355,451
	Consumer Non-Cyclical - Tobacco—0.3%
315,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	329,641
156,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	141,972
543,000	Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	435,753
200,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.900%, 11/1/2034	198,927
118,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	114,281
	TOTAL	1,220,574
	Energy - Independent—0.1%
50,000	APA Corp., Sr. Unsecd. Note, 6.100%, 2/15/2035	51,338
170,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	181,387
164,500	Hess Corp., Sr. Unsecd. Note, 7.300%, 8/15/2031	185,899
90,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	97,294
	TOTAL	515,918
	Energy - Integrated—0.2%
297,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	190,905
155,500	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.234%, 11/6/2028	155,541
24,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	24,122
255,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	171,767
250,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	196,896
	TOTAL	739,231

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Midstream—1.4%
$ 93,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	$ 92,999
570,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	572,009
479,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	467,069
80,000	Enbridge, Inc., Sr. Unsecd. Note, 2.500%, 8/1/2033	67,966
700,000	Enbridge, Inc., Sr. Unsecd. Note, 4.900%, 6/20/2030	707,327
141,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	140,018
340,000	Energy Transfer LP, Sr. Unsecd. Note, 5.200%, 4/1/2030	347,589
149,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	150,381
250,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	260,000
338,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 5.950%, 2/1/2041	352,644
23,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	23,851
100,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.000%, 2/1/2029	101,507
621,500	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	618,683
100,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	90,907
403,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	399,571
100,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	100,125
370,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	389,787
271,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	243,167
333,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	315,264
125,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.500%, 2/15/2035	126,112
225,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	223,345
179,000	Tennessee Gas Pipeline Co. LLC, Sr. Unsecd. Note, 7.000%, 3/15/2027	183,290
672,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 3/15/2029	679,890
105,000	Williams Cos., Inc., Sr. Unsecd. Note, 8.750%, 3/15/2032	124,700
	TOTAL	6,778,201
	Energy - Oil Field Services—0.1%
315,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.950%, 5/15/2054	313,411
103,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	91,359
138,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 2.650%, 6/26/2030	128,136
500	Schlumberger Investment S.A., Sr. Unsecd. Note, 2.650%, 6/26/2030	464
	TOTAL	533,370
	Energy - Refining—0.0%
198,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	168,341
10,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	11,317
	TOTAL	179,658
	Financial Institution - Banking—5.2%
85,000	American Express Co., Sr. Unsecd. Note, 4.050%, 5/3/2029	84,665
637,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	652,122
755,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	671,738
627,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	568,199
150,000	Bank of America Corp., Sr. Unsecd. Note, 5.045%, 2/6/2037	148,005
1,552,500	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	1,584,790
280,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.650%, 1/28/2031	246,746
379,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	377,325
37,000	Capital One Financial Co., Sr. Unsecd. Note, 2.618%, 11/2/2032	32,452
319,500	Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	326,903
263,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	248,405
655,000	Citigroup, Inc., Sr. Unsecd. Note, 4.412%, 3/31/2031	647,513
50,000	Citigroup, Inc., Sr. Unsecd. Note, 4.650%, 7/23/2048	42,319
381,500	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	381,511

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 427,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	$ 432,610
25,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	23,037
302,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	311,621
70,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	70,233
307,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	316,460
276,000	Fifth Third Bank, Inc., Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	271,372
340,000	FNB Corp. (PA), 5.722%, 12/11/2030	342,112
1,669,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	1,499,184
245,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	243,817
378,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	372,883
120,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.937%, 4/23/2028	120,586
150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	132,416
1,100,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.623%, 1/28/2032	1,083,946
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.739%, 10/15/2030	470,906
1,316,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	1,336,198
340,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.500%, 10/15/2040	346,455
1,045,000	JPMorgan Chase & Co., Sub., 5.576%, 7/23/2036	1,058,278
5,000	JPMorgan Chase & Co., Sub., 5.717%, 9/14/2033	5,177
260,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	275,663
424,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	444,472
174,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	185,946
1,067,000	Morgan Stanley, Sr. Unsecd. Note, 5.297%, 4/20/2037	1,064,404
231,000	Morgan Stanley, Sr. Unsecd. Note, 5.424%, 7/21/2034	234,386
751,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	763,410
250,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	266,581
500,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.373%, 7/21/2036	502,183
792,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	811,583
435,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	446,111
365,000	State Street Corp., Sub. Deb., 3.031%, 11/1/2034	343,600
250,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	252,803
297,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	306,368
360,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	375,094
212,000	U.S. Bancorp, 4.967%, 7/22/2033	209,685
633,000	U.S. Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	648,256
120,000	Wells Fargo & Co., Jr. Sub. Note, 5.950%, 12/15/2036	123,682
100,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.211%, 12/3/2035	99,558
1,414,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	1,380,143
95,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	87,873
945,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	940,167
33,000	Wells Fargo & Co., Sub. Note, Series MTN, 4.650%, 11/4/2044	27,669
	TOTAL	24,239,621
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	140,733
200,500	Charles Schwab Corp., Sr. Unsecd. Note, 3.250%, 5/22/2029	195,053
306,500	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	312,573
12,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	11,906
	TOTAL	660,265
	Financial Institution - Finance Companies—0.2%
346,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	333,054
123,000	Air Lease Corp., Sr. Unsecd. Note, 3.125%, 12/1/2030	113,230

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Finance Companies—continued
$ 470,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	$ 475,256
180,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.184%, 7/26/2035	180,523
	TOTAL	1,102,063
	Financial Institution - Insurance - Health—0.3%
333,000	Centene Corp., 2.500%, 3/1/2031	279,438
100,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.000%, 1/15/2036	97,964
430,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.150%, 6/15/2029	438,040
792,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.900%, 4/15/2031	803,833
15,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2032	15,167
	TOTAL	1,634,442
	Financial Institution - Insurance - Life—0.8%
258,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	264,625
500,000	CoreBridge Global Funding, Sec. Fac. Bond, 144A, 4.850%, 6/6/2030	499,762
55,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	59,515
513,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 3.375%, 4/15/2050	345,758
388,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	396,163
201,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	260,514
418,000	Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	283,206
180,000	Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	181,938
192,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	209,147
1,008,500	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	910,491
339,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	292,659
230,000	Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	204,519
	TOTAL	3,908,297
	Financial Institution - Insurance - P&C—0.6%
293,500	American International Group, Inc., Sr. Unsecd. Note, 5.125%, 3/27/2033	296,329
118,000	Aon North America, Inc., 5.750%, 3/1/2054	113,696
200,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	197,648
375,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 4.650%, 8/15/2029	379,216
479,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	485,725
455,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	458,245
175,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	224,066
500,000	Travelers Cos., Inc., Sr. Unsecd. Note, 5.700%, 7/24/2055	496,466
	TOTAL	2,651,391
	Financial Institution - REIT - Apartment—0.4%
333,500	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	330,261
633,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	629,257
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	308,400
269,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	230,152
190,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 7/1/2027	187,964
	TOTAL	1,686,034
	Financial Institution - REIT - Healthcare—0.3%
255,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	221,421
422,500	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	422,092
636,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	584,867
	TOTAL	1,228,380
	Financial Institution - REIT - Office—0.1%
355,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	353,640
67,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	65,307
	TOTAL	418,947

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Other—0.2%
$ 165,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.500%, 4/15/2035	$ 163,703
105,000	ProLogis LP, Sr. Unsecd. Note, 5.250%, 6/15/2053	97,844
240,000	WP Carey, Inc., Sr. Unsecd. Note, 4.250%, 10/1/2026	239,889
220,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	220,002
	TOTAL	721,438
	Financial Institution - REIT - Retail—0.2%
420,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	416,913
50,000	Phillips Edison Grocery Center Operating Partnership I, LP, Sr. Unsecd. Note, 5.250%, 8/15/2032	50,206
120,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	119,665
155,000	Regency Centers LP, Sr. Unsecd. Note, 5.100%, 1/15/2035	154,483
	TOTAL	741,267
	Technology—2.7%
185,500	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	123,775
1,000,000	Alphabet, Inc., Sr. Unsecd. Note, 5.450%, 11/15/2055	968,201
617,000	Apple, Inc., 1.650%, 5/11/2030	559,594
25,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	24,639
875,000	Apple, Inc., Sr. Unsecd. Note, 3.950%, 8/8/2052	679,070
280,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	280,360
125,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 4.450%, 9/9/2034	122,560
179,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	176,206
250,000	Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	256,457
500,000	Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 4/15/2032	511,801
155,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	129,527
341,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	337,023
330,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	336,342
217,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	218,320
575,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	581,918
60,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	43,107
250,000	Fiserv, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2030	247,743
43,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	43,451
272,000	Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	241,774
444,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	389,050
234,000	Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	232,054
161,000	Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	161,298
510,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	493,673
45,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.250%, 7/1/2028	45,680
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 5.350%, 7/30/2030	308,188
235,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	236,043
249,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	247,519
290,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	294,211
300,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	270,422
106,000	Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	96,761
463,000	Oracle Corp., Sr. Unsecd. Note, 4.000%, 11/15/2047	306,411
296,000	Oracle Corp., Sr. Unsecd. Note, 4.900%, 2/6/2033	280,516
1,000,000	Qualcomm, Inc., Sr. Unsecd. Note, 5.000%, 5/20/2035	998,479
471,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	420,344
1,000,000	Salesforce, Inc., Sr. Unsecd. Note, 4.650%, 3/15/2029	1,002,071
160,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	167,408
328,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	293,665
321,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	319,231

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 297,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	$ 282,951
		TOTAL	12,727,843
		Transportation - Railroads—0.2%
180,500		Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 4.450%, 3/15/2043	157,247
136,000	[2]	Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	125,150
180,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	177,209
717,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	666,881
		TOTAL	1,126,487
		Transportation - Services—0.6%
450,500		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	452,680
530,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	549,440
563,500		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	572,850
190,000		Ryder System, Inc., Sr. Unsecd. Note, Series DMTN, 4.900%, 12/1/2029	192,094
385,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	393,196
100,000		United Parcel Service, Inc., Sr. Unsecd. Note, 2.500%, 9/1/2029	94,540
548,000		United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	558,589
		TOTAL	2,813,389
		Utility - Electric—2.1%
576,500		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	595,711
45,000		Appalachian Power Co., Sr. Unsecd. Note, Series X, 3.300%, 6/1/2027	44,401
1,000,000		Arizona Public Service Co., Sr. Unsecd. Note, 5.100%, 3/15/2036	983,175
75,000		Black Hills Corp., Sr. Unsecd. Note, 4.350%, 5/1/2033	71,260
230,000		Commonwealth Edison Co., 3.650%, 6/15/2046	171,386
245,000		Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	201,847
440,500		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	461,352
252,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	240,607
325,000		Duke Energy Corp., Sr. Unsecd. Note, 4.500%, 8/15/2032	319,881
565,000		Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	483,460
83,000		Duke Energy Indiana, LLC, Sr. Deb., 6.120%, 10/15/2035	87,986
250,000		EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	237,257
275,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	294,307
300,000		Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	299,310
750,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.375%, 9/30/2030	736,614
227,000		Exelon Corp., Bond, 7.600%, 4/1/2032	257,302
262,500		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	198,139
190,000		FirstEnergy Corp., Sr. Unsecd. Note, Series B, 3.900%, 7/15/2027	188,453
600,000		MidAmerican Energy Co., 5.500%, 11/15/2056	575,485
40,000		National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 4.150%, 12/15/2032	38,708
231,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	231,016
908,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	827,426
787,000		NiSource, Inc., Sr. Unsecd. Note, 1.700%, 2/15/2031	683,968
200,000		Peco Energy Co., 2.800%, 6/15/2050	123,627
4,000		Public Service Electric & Gas Co., Series MTN, 5.500%, 3/1/2040	4,009
477,500		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	423,208
130,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	131,323
215,000		Southern Power Co., Sr. Unsecd. Note, Series A, 4.250%, 10/1/2030	212,225
348,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 2.400%, 3/30/2032	306,823
292,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	275,751
		TOTAL	9,706,017

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas—0.1%
$ 125,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	$ 122,657
175,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	178,609
	TOTAL	301,266
	Utility - Natural Gas Distributor—0.2%
355,000	Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	356,433
435,000	Southern Co. Gas Capital, Sr. Unsecd. Note, Series 20-A, 1.750%, 1/15/2031	381,565
	TOTAL	737,998
	TOTAL CORPORATE BONDS (IDENTIFIED COST $119,383,898)	118,756,864
	MORTGAGE-BACKED SECURITIES—2.3%
	Federal Home Loan Mortgage Corporation—1.6%
4,099,062	Federal Home Loan Mortgage Corp., Pool SD8193, 2.000%, 2/1/2052	3,313,946
2,435,787	Federal Home Loan Mortgage Corp., Pool SD8213, 3.000%, 5/1/2052	2,146,269
2,452,014	Federal Home Loan Mortgage Corp., Pool SD8242, 3.000%, 9/1/2052	2,160,568
	TOTAL	7,620,783
	Federal National Mortgage Association—0.7%
1,693,820	Federal National Mortgage Association, Pool FS4947, 4.000%, 1/1/2053	1,597,572
1,443,097	Federal National Mortgage Association, Pool FS6809, 5.500%, 2/1/2054	1,455,952
	TOTAL	3,053,524
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $10,421,460)	10,674,307
	ASSET-BACKED SECURITIES—2.1%
	Auto Receivables—0.9%
40,515	BMW Vehicle Lease Trust 2024-1, Class A3, 4.980%, 3/25/2027	40,561
100,000	Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	100,282
41,969	Enterprise Fleet Financing LLC 2024-1, Class A2, 5.230%, 3/20/2030	42,186
325,000	Enterprise Fleet Financing LLC 2025-2, Class A4, 4.580%, 12/22/2031	327,712
600,000	Honda Auto Receivables Owner Trust 2025-2, Class A4, 4.280%, 8/15/2031	602,630
750,000	Navistar Financial Dealer Note Master Trust 2024-1, Class A, 5.590%, 4/25/2029	750,745
600,000	Santander Drive Auto Receivables Trust 2026-1, Class A3, 3.930%, 7/15/2030	596,220
673,875	SBNA Auto Lease Trust 2024-C, Class A3, 4.560%, 2/22/2028	674,929
824,076	Toyota Lease Owner Trust 2024-B, Class A3, 4.210%, 9/20/2027	824,462
137,574	World OMNI Select Auto Trust 2024-A, Class A3, 4.860%, 3/15/2029	138,177
	TOTAL	4,097,904
	Credit Card—0.1%
500,000	American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/15/2029	506,748
175,000	First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	177,227
	TOTAL	683,975
	Equipment Lease—1.1%
300,000	Dell Equipment Finance Trust 2025-2, Class C, 4.530%, 3/24/2031	299,915
1,000,000	DLLAD LLC 2024-1A, Class A3, 5.300%, 7/20/2029	1,015,848
1,250,000	DLLMT LLC 2026, Class A3, 144A, 4.200%, 12/20/2029	1,247,874
996,329	John Deere Owner Trust 2024-B, Class A3, 5.200%, 3/15/2029	1,006,172
1,000,000	John Deere Owner Trust 2024-C, Class A3, 4.060%, 6/15/2029	1,002,114
650,000	Volvo Financial Equipment LLC 2024-1A, Class A3, 4.290%, 10/16/2028	650,861
	TOTAL	5,222,784
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $9,962,791)	10,004,663
	FOREIGN GOVERNMENTS/AGENCIES—1.0%
	Sovereign—1.0%
AUD 750,000	Australia, Government of, Sr. Unsecd. Note, Series 154, 2.750%, 11/21/2029	484,671

Principal Amount, Shares or Contracts			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
HUF 400,000,000		Hungary, Government of, Unsecd. Note, Series 29/C, 6.000%, 11/28/2029	$ 1,155,397
MXN 20,000,000		Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 8.000%, 4/15/2032	1,058,821
BRL 6,000,000		Nota Do Tesouro Nacional, Unsecd. Note, Series NTNF, 10.000%, 1/1/2031	1,039,816
ZAR 20,000,000		South Africa, Government of, Series R209, 6.250%, 3/31/2036	948,319
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $4,840,656)	4,687,024
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.0%
		Commercial Mortgage—1.0%
$ 947,405		Bank 2024-BNK48 A4, Class A4, 4.775%, 10/15/2057	943,158
140,000		Barclays Commercial Mortgage S 2025-C35, Class A4, 5.289%, 7/15/2058	141,937
1,080,000	[2]	BX Trust 2026-CSMO, Class A, 5.072% (CME Term SOFR 1 Month +1.400%), 2/15/2042	1,079,664
1,100,000	[2]	FS Trust 2026, Class A, 5.022% (CME Term SOFR 1 Month +1.350%), 2/15/2041	1,097,938
500,000	[2]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.265% (CME Term SOFR 1 Month +1.593%), 11/15/2039	500,001
850,000	[2]	ORL Trust 2024-GLKS, Class B, 5.564% (CME Term SOFR 1 Month +1.892%), 12/15/2039	850,532
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,624,848)	4,613,230
		EXCHANGE-TRADED FUNDS—14.3%
38,200		iShares iBoxx High Yield Corporate Bond ETF	3,039,192
36,400		iShares JP Morgan USD Emerging Markets Bond ETF	3,419,052
355,220		iShares MBS ETF	33,728,139
565,320		Vanguard Mortgage-Backed Securities ETF	26,541,774
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $66,337,606)	66,728,157
		INVESTMENT COMPANIES—22.0%
1,219,012		Emerging Markets Core Fund	10,739,498
4,677,340		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[3]	4,677,340
1,919,700		High Yield Bond Core Fund	10,769,518
5,435,054		Mortgage Core Fund	45,708,801
3,498,720		Project and Trade Finance Core Fund	31,173,598
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $101,689,680)	103,068,755
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $464,395,374)	465,383,792
		OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	2,155,828
		NET ASSETS—100%	$467,539,620
At March 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Long Bond Long Futures	90	$10,248,750	June 2026	$16,168
United States Treasury Notes 2-Year Long Futures	125	$25,930,664	June 2026	$(163,367)
United States Treasury Notes 5-Year Long Futures	95	$10,277,070	June 2026	$(157,548)
United States Treasury Notes 10-Year Long Futures	100	$11,104,688	June 2026	$(45,538)
United States Treasury Notes 10-Year Ultra Long Futures	45	$5,108,203	June 2026	$(100,754)
United States Treasury Ultra Bond Long Futures	55	$6,410,938	June 2026	$10,490
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(440,549)

At March 31, 2026, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
4/9/2026	Wells Fargo	5,683,352	AUD	$4,000,000	$(79,140)
Contracts Sold:
4/8/2026	Morgan Stanley	3,943,875	BRL	$750,000	$(10,570)
4/8/2026	Wells Fargo	335,868,780	HUF	$1,000,000	$(9,557)
4/8/2026	Bank of America	13,386,750	MXN	$750,000	$3,221
4/8/2026	Bank of America	12,651,053	ZAR	$750,000	$2,698
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(93,348)
At March 31, 2026, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 03/31/2026[5]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
JP Morgan	CDX Index NA IG Series 45	Sell	1.000%	12/20/2030	0.63%	$30,000,000	$530,832	$560,908	$(30,076)
At March 31, 2026, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
BNP	EUR CALL/USD PUT	(4,000,000)	$4,000,000	April 2026	$1.18	$(2,088)
BNP	USD CALL/JPY PUT	(5,000,000)	$5,000,000	April 2026	$159.00	$(30,130)
Morgan Stanley	USD CALL/ZAR PUT	(4,000,000)	$4,000,000	April 2026	$16.70	$(100,076)
UBS	AUD CALL/USD PUT	(6,000,000)	$6,000,000	April 2026	$0.69	$(42,072)
Put Options:
Bank of America	USD PUT/CHF CALL	(4,000,000)	$4,000,000	April 2026	$0.74	$(268)
Barclays	AUD PUT/USD CALL	(3,000,000)	$3,000,000	April 2026	$0.68	$(8,367)
UBS	USD PUT/NOK CALL	(4,000,000)	$4,000,000	April 2026	$9.35	$(612)
(Premium Received $216,893)						$(183,613)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts, the value of Written Option Contracts and Swaps Contracts is included in “Other Assets and Liabilities–Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2026, were as follows:
Affiliates	Value as of 6/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 3/31/2026	Shares Held as of 3/31/2026	Dividend Income
Bank Loan Core Fund	$605,948	$4,000,000	$(4,477,063)	$6,150	$(135,035)	$—	—	$81,202
Emerging Markets Core Fund	$10,054,366	$700,000	$—	$(14,868)	$—	$10,739,498	1,219,012	$764,073
Federated Hermes Government Obligations Fund, Premier Shares	$3,445,277	$83,795,089	$(82,563,026)	$—	$—	$4,677,340	4,677,340	$113,317
High Yield Bond Core Fund	$10,242,815	$700,000	$—	$(173,297)	$—	$10,769,518	1,919,700	$501,424
Mortgage Core Fund	$45,273,997	$—	$—	$434,804	$—	$45,708,801	5,435,054	$1,727,745
Project and Trade Finance Core Fund	$12,975,426	$18,200,000	$—	$(1,828)	$—	$31,173,598	3,498,720	$959,931
TOTAL OF AFFILIATED TRANSACTIONS	$82,597,829	$107,395,089	$(87,040,089)	$250,961	$(135,035)	$103,068,755	16,749,826	$4,147,692

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures and options contracts.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities
5
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at March 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$146,850,792	$—	$146,850,792
Corporate Bonds	—	118,756,864	—	118,756,864
Mortgage-Backed Securities	—	10,674,307	—	10,674,307
Asset-Backed Securities	—	10,004,663	—	10,004,663
Foreign Governments/Agencies	—	4,687,024	—	4,687,024
Commercial Mortgage-Backed Securities	—	4,613,230	—	4,613,230
Exchange-Traded Funds	66,728,157	—	—	66,728,157
Investment Companies	71,895,157	—	—	71,895,157
Other Investments[1]	—	—	—	31,173,598
TOTAL SECURITIES	$138,623,314	$295,586,880	$—	$465,383,792
Other Financial Instruments:
Assets
Futures Contracts	$26,658	$—	$—	$26,658
Foreign Exchange Contracts	—	5,919	—	5,919
Swap Contracts	—	530,832	—	530,832
Liabilities
Futures Contracts	(467,207)	—	—	(467,207)
Foreign Exchange Contracts	—	(99,267)	—	(99,267)
Written Options Contracts	—	(183,613)	—	(183,613)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(440,549)	$253,871	$—	$(186,678)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $31,173,598 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE, is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CHF	—Swiss Franc
ETF	—Exchange-Traded Fund
EUR	—Euro
GMTN	—Global Medium Term Note
HUF	—Hungarian Forint
JPY	—Japanese Yen
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar
ZAR	—South African Rand